WorldCommodity Fund
WorldCommodity FunD A no-LOAD, NON-DIVERSIFIED FUND SEEKING CAPITAL APPRECIATION Ticker Symbol WCOMX Prospectus MARCH 31, 2011
Investment Objective
The WorldCommodity Fund seeks capital appreciation.
Fees and Expenses of the Fund

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	WorldCommodity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses		WorldCommodity Fund
Management Fees		0.90%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	0.70%
Acquired Fund Fees & Expenses	[3]	0.04%
Total Annual Fund Operating Expenses		1.64%
[1]	Although the Fund's Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), the Plan has not been implemented, and the Fund has no present intention of implementing the Plan. Any change in this policy will be based upon a Board finding or resolution. If the Board adopts such finding or resolution, you will be informed at least thirty days prior to its implementation. The maximum amount that the Fund would pay under the Plan annually would be 0.25% of average daily net assets.
[2]	Pursuant to an Operating Services Agreement, WorldCommodity Asset Management, LLC, the Fund's adviser, is responsible for paying all the Fund's expenses except management fees, commissions and other brokerage fees, taxes, interest, litigation expenses and extraordinary expenses. Fees payable under the Operating Services Agreement are fixed at 0.70% of the Fund's average daily net assets.
[3]	The "Total Annual Fund Operating Expenses" in this table will not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section in this Prospectus, because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of Acquired Fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WorldCommodity Fund	167	517	892	1,944

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

The WorldCommodity Fund (the “Fund”) will normally invest at least 80% of its net assets in:

·          equity securities issued by “commodity-related companies”, both domestic and foreign; without regard to market value (or “market capitalization”); and

·          commodity-linked note securities that derive their value from the performance of a commodity index

The Fund may invest in all types of equity securities including common stock, preferred stock, convertible preferred stock, convertible bonds, depository receipts, rights and warrants.  The WorldCommodity Fund may also use other investment strategies and invest in other types of investments, which are described in the following section titled “Additional Information about the Fund’s Principal Investment Strategies and Risks” and the Fund’s Statement of Additional Information (“SAI”).

Principal Risks of Investing in the Fund

General Risks.  All investments have risk to some degree.  There are several risk factors that could hurt the Fund’s performance, cause you to lose money or cause the Fund’s performance to trail that of other investments.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  When you sell your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

Market Risk.  The market values of the investments held by the Fund, and thus the value of the Fund's shares, can fluctuate at times dramatically.  Markets can trade in random or cyclical price patterns, and prices can decline over short or long-term periods.

Equity Securities Risk.  The Fund invests in equity securities such as common stock, preferred stock, convertible preferred stock, convertible bonds, depository receipts, rights and warrants.  The market values of all types of equity securities are affected by a number of factors, including fluctuation in interest rates, reduced demand for the issuer’s goods and services, management performance, financial leverage, investor perceptions, political events, and developments affecting the particular issuer or its industry or geographic sector.

Non-Diversification Risk.  The Fund is classified as non-diversified.  This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.  Because the Fund invests in fewer securities; the Fund is subject to greater risk of loss if any of those securities become permanently impaired.  Additionally, the net asset value of a non-diversified fund generally is more volatile and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility.  Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

Sector Focus Risk.  The Fund’s investments in commodity-related companies can be significantly effected by events relating to those sectors.  The prices of agriculture, metals, and energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply, international political events relating to commodity producing countries, the success of new projects, and tax and other governmental regulatory policies.  As a result, the securities owned by the Fund may react similarly to and move in unison with one another.  Because the Fund may focus its investments in the agriculture, metals, or energy sectors, it is subject to the risks affecting that sector and the Fund’s share price may be more volatile than a fund that invests in a wide variety of market sectors.

Foreign Securities Risk.  The Fund’s investments in foreign securities may involve greater risks compared to domestic investments as a result of, among other things, not being subject to the regulatory requirements of U.S. companies, there being less publicly available information about foreign issuers than U.S. companies; and different accounting, auditing and financial reporting standards.

Foreign Currency Risk.  The Fund’s investments in securities denominated in foreign currencies are subject to currency risk.  The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  Further discussion about other risks of investing in the WorldCommodity Fund may be found in the following section titled “Additional Information about the Fund’s Principal Investment Strategies and Risks” and the Fund’s SAI.

Fund Performance History

The bar chart and table set out below show the WorldCommodity Fund's historical performance and provide some indication of the risks of investing in the WorldCommodity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to the performance of the S&P 500 Index.  The WorldCommodity Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  The Fund updates its performance information periodically.  You may find these updates on the Fund’s website at www.worldcommodityfunds.com

Performance Bar Chart

The year-to-date return as of the most recent calendar quarter, which ended December 31, was 27.82%.

The highest and lowest return for a quarter during the period of the bar chart is:

Best Quarter:              4th Quarter 2010       23.59%

Worst Quarter:           2nd Quarter 2010       (20.12)%

Performance Table
Average Annual Total Returns	1 Year	Since Inception
WorldCommodity Fund -Comparison Index- S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	15.06%	(0.20%)	[1]
WorldCommodity Fund	27.82%	3.72%	[1]
WorldCommodity Fund Return After Taxes on Distributions	27.83%	3.60%	[1]
WorldCommodity Fund Return After Taxes on Distributions and Sale of Fund Shares	18.40%	2.98%	[1]
[1]	The WorldCommodity Fund commenced operations on October 27, 2006.

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state or local taxes.  Your actual “after-tax” returns depend on your individual tax situation and may differ from the returns shown above.  Also, “after-tax” return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

The S&P 500 Total Return Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.  The index assumes reinvestment of all dividends and distributions and does not reflect any charges for management fees, transaction expenses, or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 21, 2011
Registrant Name	dei_EntityRegistrantName	WorldCommodity Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001336218
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jun 1, 2011
WorldCommodity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WorldCommodity FunD A no-LOAD, NON-DIVERSIFIED FUND SEEKING CAPITAL APPRECIATION Ticker Symbol WCOMX Prospectus MARCH 31, 2011
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WorldCommodity Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The WorldCommodity Fund (the “Fund”) will normally invest at least 80% of its net assets in:

·          equity securities issued by “commodity-related companies”, both domestic and foreign; without regard to market value (or “market capitalization”); and

·          commodity-linked note securities that derive their value from the performance of a commodity index

The Fund may invest in all types of equity securities including common stock, preferred stock, convertible preferred stock, convertible bonds, depository receipts, rights and warrants.  The WorldCommodity Fund may also use other investment strategies and invest in other types of investments, which are described in the following section titled “Additional Information about the Fund’s Principal Investment Strategies and Risks” and the Fund’s Statement of Additional Information (“SAI”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risks.  All investments have risk to some degree.  There are several risk factors that could hurt the Fund’s performance, cause you to lose money or cause the Fund’s performance to trail that of other investments.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  When you sell your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

Market Risk.  The market values of the investments held by the Fund, and thus the value of the Fund's shares, can fluctuate at times dramatically.  Markets can trade in random or cyclical price patterns, and prices can decline over short or long-term periods.

Equity Securities Risk.  The Fund invests in equity securities such as common stock, preferred stock, convertible preferred stock, convertible bonds, depository receipts, rights and warrants.  The market values of all types of equity securities are affected by a number of factors, including fluctuation in interest rates, reduced demand for the issuer’s goods and services, management performance, financial leverage, investor perceptions, political events, and developments affecting the particular issuer or its industry or geographic sector.

Non-Diversification Risk.  The Fund is classified as non-diversified.  This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.  Because the Fund invests in fewer securities; the Fund is subject to greater risk of loss if any of those securities become permanently impaired.  Additionally, the net asset value of a non-diversified fund generally is more volatile and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility.  Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

Sector Focus Risk.  The Fund’s investments in commodity-related companies can be significantly effected by events relating to those sectors.  The prices of agriculture, metals, and energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply, international political events relating to commodity producing countries, the success of new projects, and tax and other governmental regulatory policies.  As a result, the securities owned by the Fund may react similarly to and move in unison with one another.  Because the Fund may focus its investments in the agriculture, metals, or energy sectors, it is subject to the risks affecting that sector and the Fund’s share price may be more volatile than a fund that invests in a wide variety of market sectors.

Foreign Securities Risk.  The Fund’s investments in foreign securities may involve greater risks compared to domestic investments as a result of, among other things, not being subject to the regulatory requirements of U.S. companies, there being less publicly available information about foreign issuers than U.S. companies; and different accounting, auditing and financial reporting standards.

Foreign Currency Risk.  The Fund’s investments in securities denominated in foreign currencies are subject to currency risk.  The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  Further discussion about other risks of investing in the WorldCommodity Fund may be found in the following section titled “Additional Information about the Fund’s Principal Investment Strategies and Risks” and the Fund’s SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the Fund’s performance, cause you to lose money or cause the Fund’s performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table set out below show the WorldCommodity Fund's historical performance and provide some indication of the risks of investing in the WorldCommodity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to the performance of the S&P 500 Index.  The WorldCommodity Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  The Fund updates its performance information periodically.  You may find these updates on the Fund’s website at www.worldcommodityfunds.com

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.worldcommodityfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The WorldCommodity Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart
Annual Return 2007	rr_AnnualReturn2007	0.25%
Annual Return 2008	rr_AnnualReturn2008	(36.10%)
Annual Return 2009	rr_AnnualReturn2009	38.07%
Annual Return 2010	rr_AnnualReturn2010	27.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of the most recent calendar quarter, which ended December 31, was 27.82%.

The highest and lowest return for a quarter during the period of the bar chart is:

Best Quarter:              4th Quarter 2010       23.59%

Worst Quarter:           2nd Quarter 2010       (20.12)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Also, “after-tax” return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state or local taxes.  Your actual “after-tax” returns depend on your individual tax situation and may differ from the returns shown above.  Also, “after-tax” return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

The S&P 500 Total Return Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.  The index assumes reinvestment of all dividends and distributions and does not reflect any charges for management fees, transaction expenses, or taxes.

WorldCommodity Fund | WorldCommodity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	27.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[4]
WorldCommodity Fund | WorldCommodity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[4]
WorldCommodity Fund | WorldCommodity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%	[4]
WorldCommodity Fund | -Comparison Index- S&P 500 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)	[4]
[1]	Although the Fund's Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), the Plan has not been implemented, and the Fund has no present intention of implementing the Plan. Any change in this policy will be based upon a Board finding or resolution. If the Board adopts such finding or resolution, you will be informed at least thirty days prior to its implementation. The maximum amount that the Fund would pay under the Plan annually would be 0.25% of average daily net assets.
[2]	Pursuant to an Operating Services Agreement, WorldCommodity Asset Management, LLC, the Fund's adviser, is responsible for paying all the Fund's expenses except management fees, commissions and other brokerage fees, taxes, interest, litigation expenses and extraordinary expenses. Fees payable under the Operating Services Agreement are fixed at 0.70% of the Fund's average daily net assets.
[3]	The "Total Annual Fund Operating Expenses" in this table will not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section in this Prospectus, because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of Acquired Fund fees and expenses.
[4]	The WorldCommodity Fund commenced operations on October 27, 2006.